Available-for-sale Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Oct. 31, 2014 CNY (¥)	Oct. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Gain on disposal of ordinary shares and Class A ordinary shares and acquisition of Series C preferred shares			¥ 0	$ 0	¥ 4,643	¥ 0
Fair value of available-for-sale investments	¥ 939,432		¥ 939,432		¥ 513,994		$ 135,306
Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of equity interests owned by the Company on an as-if converted basis	44.20%		44.20%		46.95%	18.42%	44.20%
Gain on disposal of ordinary shares and Class A ordinary shares and acquisition of Series C preferred shares					¥ 4,600
Total unrealized gains on available-for-sale investments recorded in accumulated other comprehensive income	¥ 303,500		¥ 303,500		56,200		$ 43,700
Fair value of available-for-sale investments	939,400		¥ 939,400		¥ 514,000		$ 135,300
Series B convertible redeemable preferred shares [Member] | Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of equity interests acquired on an as-if converted basis										9.34%	9.34%
Cash consideration										¥ 36,800	$ 6,000
Series C convertible redeemable preferred shares [Member] | Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash consideration								¥ 183,500	$ 30,000
Ordinary shares and Class A ordinary shares [Member] | Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash consideration								¥ 168,500	$ 27,600
Series D1 convertible redeemable preferred shares [Member] | Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate amount of converting convertible loans due from related party	¥ 143,800	$ 20,700